Other Long-Term Liabilities (Details) $ in Thousands	Dec. 31, 2018 USD ($) ManufacturingSite	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Environmental Remediation Obligations [Abstract]
Accruals for extended environmental-related activities	$ 322,459	$ 179,593	$ 163,847
Estimated costs of current investigation and remediation activities included in other accruals	51,038	$ 28,556	$ 19,969
Amount by which unaccrued maximum of estimated range exceeds minimum	$ 117,518
Number of manufacturing sites accounting for the majority of the accrual for environmental-related activities | ManufacturingSite	4
Accruals for environmental-related activities of sites accounting for the majority of the accrual for environmental-related activities	$ 326,202
Percentage of accrual for environmental-related activities related to sites accounting for the majority of the accrual for environmental-related activities	87.20%
Amount of unaccrued maximum related to sites accounting for the majority of the accrual for environmental-related activities	$ 93,191
Percentage of aggregate unaccrued maximum related to sites accounting for the majority of the accrual for environmental-related activities	79.30%